Investments carried under the equity method	6 Months Ended
Jun. 30, 2024
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7. - Investments carried under the equity method
The table below shows the breakdown of the investments held in associates and joint ventures as of June 30, 2024, and December 31, 2023:

	Balance as of June 30, 2024	Balance as of December 31, 2023
	($ in thousands)
2007 Vento II, LLC	165,479	175,351
Myah Bahr Honaine, S.P.A.	43,191	40,635
Akuo Atlantica PMGD Holding S.P.A.	5,380	4,409
Colombian portfolio of renewable energy entities	3,755	4,754
Windlectric Inc	-	1,910
Pectonex, R.F. Proprietary Limited	1,300	1,337
SailH2 Ingeniería, S.L.	1,202	653
Evacuación Valdecaballeros, S.L.	800	807
Fontanil Solar, S.L.U.	229	229
Murum Solar, S.L.U.	222	222
Total	221,558	230,307

None of the entities referred to above is a listed company.

2007 Vento II, LLC, is the holding company of a 596 MW portfolio of wind assets (“Vento II”) in the U.S., 49% owned by Atlantica since June 16, 2021, and accounted for under the equity method in these Consolidated Condensed Interim Financial Statements.

Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L., which is accounted for using the equity method in these Consolidated Condensed Interim Financial Statements. Geida Tlemcen, S.L. is 50% owned by Atlantica.
Akuo Atlantica PMGD Holding S.P.A.(“Akuo”) is the holding company of an 80 MW portfolio of solar PV assets in Chile, which is currently under construction, 49% owned by Atlantica, with joint control since November 2022 and accounted for under the equity method in these Consolidated Condensed Interim Financial Statements.

The Colombian portfolio of renewable energy entities includes the following entities: Atlantica – HIC Renovables S.A.S., SJ Renovables Sun 1 S.A.S. E.S, AC Renovables Sol 1 S.A.S. E.S, SJ Renovables Wind 1 S.A.S. E., PA Renovables Sol 1 S.A.S. E.S and Atlantica Hidro Colombia S.A.S. Atlantica holds 50% of the shares and has joint control over these entities in accordance with IFRS 11, Joint arrangements.

Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership, itself 30% owned by Atlantica Yield Energy Solutions Canada Inc. (“AYES Canada”) and therefore accounted for under the equity method in these Consolidated Condensed Interim Financial Statements.

The decrease in investments carried under the equity method as of June 30, 2024 is primarily due to the decrease in the investment in Vento II as a result of the distributions received from this asset by the Company for $15.4 million, partially offset by the share of profit in Vento II for the six-month period ended June 30, 2024 for $5.5 million.